Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

16.   Redeemable Convertible Preferred Shares

All of the Redeemable Convertible Preferred Shares were converted to Class A ordinary shares immediately upon the completion of the Company’s initial public offering on November 1, 2019.

Redeemable Convertible Preferred Shares consist of the following:

	Series A-2	Series B	Series C
	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Total
Balance as of January 1, 2018	89,814	390,651	1,876,614	2,357,079

Redemption value accretion	7,735	33,646	206,805	248,186
Foreign currency translation adjustment	5,194	22,592	110,093	137,879

Balance as of December 31, 2018	102,743	446,889	2,193,512	2,743,144

Redemption value accretion	3,041	15,642	97,625	116,308
Foreign currency translation adjustment	2,747	11,870	59,017	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)	(474,401)	(2,350,154)	(2,933,086)
Balance as of December 31, 2019 and 2020	—	—	—	—

Since the date of incorporation, the Company has completed four rounds of financing by issuing preferred shares, namely, Series A-1 and A-2 preferred shares issued in 2013 (the Series A-1 preferred shares and Series A-2 preferred shares are collectively referred as “Series A preferred shares”), Series B preferred shares issued in 2014, and Series C preferred shares issued in 2015. Series A-1 preferred shares are non-redeemable convertible preferred shares while the other series preferred shares are redeemable and convertible.

On October 25, 2013, the Company entered into a share purchase agreement with the Series A Investors and pursuant to which, the Company issued 259,257,900 shares of Series A preferred shares, of which 111,110,000 series A-1 preferred shares were issued at par value and 148,147,900 series A-2 preferred shares were issued at a price of US$0.07 per share with total consideration of US$9,830 (equivalent to approximately RMB58,980) (see note 17 for the detail of Series A-1 preferred shares). The issuance of the Series A preferred shares was completed in 2013.

On June 12, 2014, the Company entered into a share purchase agreement with the Series B Investors and pursuant to which, the Company issued 177,834,496 shares of Series B preferred shares at a price of US$0.25 per share with total consideration of US$45,000 (equivalent to approximately RMB276,764). The issuance of the Series B preferred shares was completed in 2014.

On June 30, 2015, the Company entered into a share purchase agreement with the Series C Investors and pursuant to which, the Company issued 286,959,017 shares of Series C preferred shares at a price of US$0.78 per share with total consideration of US$223,000 (equivalent to approximately RMB1,364,046). The issuance of the Series C preferred shares was completed in 2015. Pursuant to the agreement with Series C Investor, the Company repurchased on 29,596,670 ordinary shares with consideration of US$23,000 (equivalent to approximately RMB140,612), and 9,007,682 Series A-1 preferred shares with consideration of US$7,000 (equivalent to approximately RMB42,000).

On October 8, 2019, the Company granted an option to acquire 172,908,894 Class A ordinary shares at par value to its Series C preferred shareholder, Greyhound Investment Ltd., in exchange for, among other things, the shareholder’s consent to amend the qualified IPO definition in the Company’s shareholders’ agreement and articles of association to authorize the offering the Company then contemplated. The option granted to Greyhound Investment Ltd. is exercisable on the earlier of (i) 61 calendar days after the completion of the offering, and (ii) February 14, 2020. During the year ended December 31, 2019, the fair value of the option granted to Greyhound Investment Ltd. on October 8, 2019 of RMB642,174 was recorded as a deemed dividend. Greyhound Investment Ltd. exercised the option on January 7, 2020.

The Company had classified the Series A-2 Preferred Shares, Series B Preferred Shares and Series C Preferred Shares as mezzanine equity in the Consolidated Balance Sheets for periods prior to their conversion to Class A ordinary shares on November 1, 2019 as they were contingently redeemable at the option of the holders after a specified time period.

The Company has determined that conversion and redemption features embedded in the Redeemable Preferred Shares are not required to be bifurcated and accounted for as a derivative, as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the Preferred Shares. The Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading of the Company’s shares.

The Company has determined that there was no beneficial conversion feature attributable to any of the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates.

In addition, the carrying values of the Preferred Shares are accreted from the share issuance dates to the redemption value on the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, additional charges are recorded by increasing the accumulated deficit.

The rights, preferences and privileges of the Preferred Shares are as follows:

Redemption Rights

At any time on or after June 12, 2019 if there is no Qualified Initial Public Offering (‘‘Qualified IPO’’), each of the holders of a majority of the then outstanding Series A-2 Preferred Shares and Series B Preferred Shares may request a redemption of the Preferred Shares of such series.

At any time after the earlier of (a) the fifth anniversary of the commitment date of the series C preferred shares purchase agreement (“Closing Date”) (if there is no Qualified IPO) or (b) any redemption initiated by the holders of Series A-2 Shares or Series B Shares pursuant to above, each of the holders of a majority of the then outstanding Series C Preferred Shares may request a redemption of the Preferred Shares of such series.

The price at which each Preferred Share shall be redeemed equal to 150% of its Original Issue Price, plus any dividend which have been declared (but which remain unpaid) in respect of the Preferred Shares, as adjusted for share split, share dividends, combination, recapitalizations and similar events with respect to each series.

The Company accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the Preferred Shares using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates.

Conversion Rights

Each Preferred Share is convertible, at the option of the holder, at any time after the date of issuance of such Preferred Shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and capitalization and certain other events. Each Preferred Share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred. At December 31, 2016, 2017 and 2018, each Preferred Share is convertible into one ordinary share.

Each Preferred Share shall automatically be converted into ordinary shares, at the then applicable preferred share conversion price upon (i) closing of a Qualified Initial Public Offering (‘‘Qualified IPO’’) or (ii) each Series B Preferred Share shall automatically be converted into Ordinary Shares upon the affirmative written consent of the holders of 75% or more of then outstanding Series B Preferred Shares.

Voting Rights

Each Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. Preferred Shares shall vote together with the holders of Ordinary Shares, and not as a separate class or series with respect to certain specified matters. Otherwise, the holders of Preferred Shares and ordinary shares shall vote together as a single class.

Dividend Rights

No dividends shall be declared or paid on the Ordinary Shares, Series A Preferred Shares and the Series B Shares unless and until a dividend in like amount is paid at the same time on each outstanding Series C Preferred Share calculated on an as-converted basis.

No dividends shall be declared or paid on the Ordinary Shares and Series A Preferred Shares unless and until a dividend in like amount is paid at the same time on each outstanding Series B Preferred Share (calculated on an as-converted basis).

Liquidation Preferences

In the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, holders of the Preferred Shares shall be entitled to receive a per share amount equal to 150% of the original preferred share issue price of the respective series of Preferred Shares, as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series C Preferred Shares, Series B Preferred Shares, Series A-2 Preferred Shares and Series A-1 Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares, on an as-converted basis, together with the holders of the ordinary shares.

The modifications of the rights, preferences and privileges of the Preferred Shares are not considered substantial, and are thus accounted for as a modification rather than an extinguishment of the Preferred Shares. Where there is a transfer of value between ordinary shareholders and Preferred Shares holders as a result of such modifications, the transfer of value is accounted for as deemed dividends, recorded as additions/reductions in accumulated deficit and reductions/additions in the Preferred Shares carrying amounts.